Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ 40,606,478	$ (63,902,585)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000
Unrealized gain on investments held in Trust Account	(79,847)	(171,366)
Change in fair value of derivative warrant liabilities	(41,818,550)	61,680,150
Financing costs – derivative warrant liabilities		1,289,200
Changes in operating assets and liabilities:
Prepaid expenses	81,360	(507,465)
Accounts payable	147,021	15,775
Accrued expenses	12,001	361,100
Due to related party	(110)	44,697
Net cash used in operating activities	(1,051,647)	(1,165,494)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(690,000,000)
Cash withdrawn from Trust Account	230,000
Net cash used in investing activities	230,000	(690,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(193,562)
Proceeds received from initial public offering, gross	690,000,000	690,000,000
Proceeds received from private placement		17,300,000
Offering costs paid		(14,246,265)
Net cash provided by financing activities		692,860,173
Net increase (decrease) in cash	(821,647)	1,694,679
Cash - beginning of the period	1,694,679
Cash - ending of the period	873,032	1,694,679
Supplemental disclosure of noncash activities:
Deferred legal fees		239,161
Change in value of Class A ordinary shares subject to possible redemption	$ (44,317,850)
Offering costs paid through note payable – related party		193,562
Deferred underwriting commissions in connection with the initial public offering		24,150,000
Initial value of common stock subject to possible redemption		625,164,780
Change in value of common stock subject to possible redemption		$ (62,540,050)